LONG-TERM LOANS FROM BANKS (Revolving Credit) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2013 2010 Notes [Member] USD ($)	Dec. 31, 2012 2010 Notes [Member] USD ($)	Dec. 31, 2013 Jazz [Member] USD ($)	Dec. 31, 2013 Jazz [Member] Prime Rate [Member] Minimum [Member]	Dec. 31, 2013 Jazz [Member] Prime Rate [Member] Maximum [Member]	Dec. 31, 2013 Jazz [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2013 Jazz [Member] LIBOR [Member] Maximum [Member]	Dec. 31, 2013 TJP [Member] USD ($)	Dec. 31, 2013 TJP [Member] JPY (¥)	Dec. 31, 2012 TJP [Member] USD ($)	Dec. 31, 2013 TJP [Member] TIBOR or LIBOR [Member]
Line of Credit Facility [Line Items]
Term			5 years
Maximum borrowing amount			$ 70,000					$ 40,000	¥ 4,000,000
Borrowing availability									4,000,000	30,000
Basis spread over variable interest rate				0.50%	1.00%	1.75%	2.25%				2.60%
Borrowing capacity			52,000					25,000
Amount outstanding			19,000					11,000
Outstanding principal	$ 94,000	$ 94,000
Maturity date	Jun. 30, 2015		Dec. 31, 2018